Prepaid Expenses and Other Receivables (Details) - Schedule of prepaid expenses and other receivables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Receivables [Abstract]
Government authorities	$ 280	$ 276
Deposits	85	75
Grants receivable	319	305
Prepaid expenses and other	1,155	2,402
Total	$ 1,839	$ 3,058